Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components Of Income Tax Provision (Benefit)

The significant components of the income tax provision (benefit) were (in millions):

	Year Ended December 31,
	2012	2011	2010
Current	$—	$(25)	$(5)
Deferred	(569)	25	(30)

Income tax benefit	$(569)	$—	$(35)

Computation Of Income Tax Expense (Benefit)

The income tax expense (benefit) differed from amounts computed at the statutory federal income tax rate as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Statutory income tax provision expense/(benefit)	$(857)	$(691)	$(177)
State income tax expense/(benefit), net of federal tax effect	(32)	(37)	(1)
Meal expense	7	8	7
Bankruptcy administration expenses	26	—	—
Change in valuation allowance	839	705	121
Tax benefit resulting from OCI allocation	(569)	—	—
Other, net	17	15	15

Income tax benefit	$(569)	$—	$(35)

Deferred Tax Assets And Liabilities

The components of AMR’s deferred tax assets and liabilities were (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Postretirement benefits other than pensions	$440	$1,074
Rent expense	127	325
Alternative minimum tax credit carryforwards	367	367
Operating loss carryforwards	2,256	2,389
Pensions	2,455	2,341
Frequent flyer obligation	657	681
Gains from lease transactions	6	28
Reorganization items	864	—
Other	754	681

Total deferred tax assets	7,926	7,886
Valuation allowance	(4,411)	(4,148)

Net deferred tax assets	3,515	3,738

Deferred tax liabilities:
Accelerated depreciation and amortization	(3,318)	(3,543)
Other	(197)	(195)

Total deferred tax liabilities	(3,515)	(3,738)

Net deferred tax asset	$—	$—

Reconciliation Of Unrecognized Tax Benefit

The reconciliation of the beginning and ending amounts of unrecognized tax benefit are (in millions):

	2012	2011
Unrecognized Tax Benefit at January 1	$6	$6
No Activity	—	—

Unrecognized Tax Benefit at December 31	$6	$6